Rule 497(e)

Registration No. 333-124430

Keeley Funds, inc.

Supplement dated October 5, 2021 to the Statement of Additional Information (the “SAI”) dated January 28, 2021

Effective September 20, 2021, Richard J. Walz became Chief Compliance Officer of the Funds. Mr. Walz has served as Chief Compliance Officer of registered investment companies within the Gabelli/GAMCO Fund Complex since 2013, and as Chief Compliance Officer for Gabelli Funds, LLC since 2015.

Please retain this Supplement for future reference.